Description of business - Additional information (Details) - USD ($) $ in Millions		1 Months Ended		6 Months Ended
	Jan. 03, 2017	Jan. 26, 2018	Dec. 01, 2017	Jun. 30, 2019
Condensed Financial Statements, Captions [Line Items]
Maximum Offering Amount		$ 120
Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	51.00%		49.00%
Hoegh LNG Partners LP [Member] | Series A Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Preferred Stock, Dividend Rate, Percentage		8.75%
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%
Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co. [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
Hoegh LNG FSRU IV Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Non Cancellable Lease Expiration Term				10 years
Lease Expiration Term				10 years
Lease Initial Term				20 years
Hoegh LNG FSRU IV Ltd [Member] | Maximum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term				15 years
Hoegh LNG FSRU IV Ltd [Member] | Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term				10 years
SRV Joint Gas Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
Sociedad Portuaria El Cayao [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership Interest By Private Equity Investors				49.00%
Sociedad Portuaria El Cayao [Member] | Promigas S.A. ESP [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				51.00%